Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024	May 31, 2024	May 31, 2023
Current assets:
Cash and cash equivalents	$ 9,332	$ 11,903		$ 3,110
Restricted cash		0		6,704
Prepaid expenses	560	252		463
Prepaid service fees	3,458	3,723		538
Other receivables		2,000
Total current assets	13,350	17,878		10,815
Other non-current assets	133	169		321
Total assets	13,483	18,047		11,136
Current liabilities:
Accounts payable	14,175	14,692		29,561
Accrued liabilities and compensation	2,823	2,206		2,810
Accrued interest on convertible notes	16,577	18,151		15,227
Accrued dividends on convertible preferred stock	8,642	8,269		6,791
Convertible notes payable, net	27,200	27,200		29,793
Derivative liability - equity instruments					$ 79
Total current liabilities	69,417	70,518		84,182
Other liabilities (Note 9)	43,571	43,571		43,571
Total liabilities	112,988	114,089		127,894
Commitments and Contingencies (Note 9)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,750,000 shares authorized; 1,257,045 and 1,249,460 issued, and 1,256,759 and 1,249,174 outstanding at August 31, 2025 and May 31, 2025, respectively	1,257	1,249		1,059
Treasury stock, $0.001 par value; 286 shares at August 31, 2025 and May 31, 2025
Additional paid-in capital	792,564	790,495		773,714
Accumulated deficit	(893,326)	(887,786)		(891,531)
Total stockholders' deficit	(99,505)	(96,042)	$ (85,210)	(116,758)	$ (109,501)
Total liabilities and stockholders' deficit	13,483	18,047		11,136
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	3,929	3,769		3,135
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	4,713	4,500		3,656
Stockholders' deficit:
Preferred stock